INTANGIBLE ASSETS, NET (Schedule of Intangible Assets, Net) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Finite-Lived Intangible Assets [Line Items]
Cost of intangible assets	$ 42,763	$ 42,763
Accumulated amortization	30,175	28,282
Intangible assets, net	12,588	14,481
Acquired Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Cost of intangible assets	32,946	32,946
Accumulated amortization	$ 20,358	18,465
Weighted average amortization period (years)	8 years 8 months 12 days
Customers relationships and brand name [Member]
Finite-Lived Intangible Assets [Line Items]
Cost of intangible assets	$ 9,817	9,817
Accumulated amortization	$ 9,817	$ 9,817